Business Combination (Tables)	12 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities

The following table summarizes the aggregate fair values of the assets acquired and liabilities assumed as of the closing date.

	Wealth AI	Tokyo Bay	InnoSphere Tech	Total
Net liabilities acquired (including cash of $2,462, accrued liabilities of $43,068)	$(40,606)	$—	$—	(40,606)

Intangible assets(1)	512,460	—	—	512,460
Goodwill	4,657,664	2,085,000	2,943,500	9,686,164
Deferred tax liabilities(2)	(87,118)	—	—	(87,118)
Total	$5,042,400	$2,085,000	$2,943,500	$10,070,900

Total purchase price comprised of:
– cash consideration	$3,000,000	$—	$—	$3,000,000
– share-based consideration	2,042,400	2,085,000	2,943,500	7,070,900
Total	$5,042,400	$2,085,000	$2,943,500	$10,070,900

(1)	The intangible assets mainly arise from the recognition, on a fair value basis, website development of Wealth AI, with an expected useful life of 5 years. The fair values of the intangible assets are based on estimation of the Group with reference to the valuation carried out by an independent qualified professional valuer not connected with the Group.

(2)	The deferred tax liabilities relating to the fair value adjustments of intangible assets amounted to US$87,118, which is calculated at the Singapore Profits Tax rate of 17%.